--------------------------------------------------------------------------------
COLONIAL MUNICIPAL INCOME TRUST       Semiannual Report
--------------------------------------------------------------------------------
May 31, 2000

[COVER PHOTO]

President's Message

Dear Shareholder:

Volatility was the watchword for the municipal markets during the past six months. Early in the period, interest rates were rising. Yields on most bonds followed suit, and as they rose, bond prices fell. The higher rates and yields were prompted by Federal Reserve actions, as the Fed attempted to cool the economy. Concerned that robust economic growth could ignite higher levels of inflation, the Fed raised key short-term lending rates by 0.25% in both February and March 2000.

Later, the municipal markets rallied. Although the Fed once again raised short-term interest rates in May -- this time by 0.50% -- investors viewed it as a positive move. Convinced that the central bankers were determined to keep the economy and inflation from overheating, investors relaxed their demands for increasingly higher municipal bond yields and prices recovered to some extent. In the end, the municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, finished ahead by 1.02% for the period. Although steps were taken to mitigate the impact of rising rates, the Fund's performance was affected by general market volatility.

Despite the challenges facing investors, we believe the Fed's efforts to slow the economy will eventually succeed. In the past, it has taken about one year before interest rate increases have had a measurable impact. After ten months of short-term interest rate increases, we would not be surprised to see the economy start to slow in the second half of 2000.

In the pages that follow, Fund manager Maureen G. Newman will provide you with more specific information about the Fund's performance and investment strategies. For more information, please contact your financial advisor. As always, we thank you for choosing Colonial Municipal Income Trust and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
July 17, 2000

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

---------------------------
Not FDIC  May Lose Value
Insured   No Bank Guarantee
---------------------------

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

o     Municipals lagged behind Treasury bonds.

      Because they are more liquid than municipal bonds, Treasury bonds tend to respond more quickly both in bond rallies and in downturns of the bond market. This held true during the period, as Treasurys outperformed municipals when the bond market was strong, but fell behind municipals as the bond market declined.

o     Bond market beginning to pick up.

      The bond market may be in the beginning stages of a recovery, after a difficult year in 1999. Federal Reserve Board efforts to slow the economy seem to be having some success, and the bond market consequently saw several strong periods during the last six months.

o     Portfolio Manager's Commentary

      The Fund's performance reflects the difficulties of the bond market in general. For the six-month period ended May 31, 2000, the Fund had a total return of negative 3.42% at net asset value. The Fund experienced difficulties due in part to the poor performance of a few holdings, but we are actively working to resolve these situations. In addition, fees and other costs associated with the final sales of other holdings had a negative effect on the Fund's net asset value. In response to continued market uncertainties, we are seeking to structure the Fund to perform well in a strong bond market, but we are also taking steps to cushion the effects of a declining market. Some of the Fund's core holdings are structured to take advantage of the bond market rally we anticipate, but we are seeking to reduce the volatility of the Fund by employing hedging strategies.

                                                             - Maureen G. Newman
                                                               Portfolio Manager

Tax-exempt investing offers current tax-free income, but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of issues held in the Fund. The municipal bond management team identifies problems and opportunities and reacts quickly to market changes.

Six-month cumulative total
returns, assuming reinvestment
of all distributions for the
period ended 5/31/00:

NAV                 (3.42%)
-----------------------------
Market price         0.49%
-----------------------------

Distributions declared
per common share
12/01/99-5/31/00(1): $0.219

(1) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

Price per share as of 5/31/00

NAV                 $6.05
-----------------------------
Market price        $5.56
-----------------------------

Top Five Industry Sectors
as of 5/31/00

Nursing Homes       12.04%
-----------------------------
Hospitals            9.85%
-----------------------------
Water/Sewer          8.48%
-----------------------------
Refunded/Escrowed    7.88%
-----------------------------
Special Non-property
Tax                  6.60%
-----------------------------

Quality Breakdown as of 5/31/00

AAA                 26.0%
-----------------------------
AA                   7.1%
-----------------------------
A                    4.5%
-----------------------------
BBB                 18.6%
-----------------------------
BB                   2.1%
-----------------------------
CC                   0.4%
-----------------------------
Non-rated           40.2%
-----------------------------
Cash equivalents     1.1%
-----------------------------

Quality and sector breakdowns are calculated as a percentage of total invest ments, including short-term obligations. Ratings shown in the Quality Breakdown represent the highest rating assigned to a particular bond by one of the following respected agencies: Standard & Poor's Corp., Moody's Investors Service, Inc. or Fitch Investors Service.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this quality breakdown or invest in these sectors in the future. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds - 97.8%                                        PAR        VALUE
--------------------------------------------------------------------------------

EDUCATION - 4.9%

Education
CA Statewide Communities Development
   Authority, Crossroads School for Arts
   & Sciences, Series 1998,
     6.000% 08/01/28 (a)                                     $ 1,180     $ 1,079
MA State Industrial Finance Agency,
   St. John's High School,
   Series 1998,
     5.350% 06/01/28                                             300         245
MI Southfield Economic Development Corp.,
   Lawrence University,
   Series 1998 A,
     5.400% 02/01/18                                           1,000         852
MN Victoria,
   Holy Family Catholic High School,
   Series 1999 A,
     5.875% 09/01/29                                           1,000         876
VT State Educational & Health Buildings
   Finance Agency:
   Middlebury College, Series 1999,
     5.000% 11/01/38                                           5,180       4,260
   Norwich University, Series 1998,
     5.500% 07/01/21                                           1,000         854
WA State Higher Education Facilities
   Authority, Puget Sound University,
   Series 1998,
     5.375% 10/01/30                                           5,000       4,464
                                                                         -------
                                                                          12,630
                                                                         -------
--------------------------------------------------------------------------------
HEALTHCARE - 26.4%

Congregate Care Retirement - 3.7%
KS Manhattan,
   Meadowlark Hills Retirement Home,
   Series 1999 A:
     6.375% 05/15/20                                             500         427
     6.500% 05/15/28                                           1,750       1,479
KY State Economic Development Finance
   Authority, Christian Church Homes of
   Kentucky, Inc., Series 1998,
     5.500% 11/15/30                                             500         375
MA Boston Industrial Development
   Finance Authority,
   Springhouse, Inc., Series 1988,
     5.875% 07/01/20                                             500         403
MA State Development Finance Agency,
   Series 1999 A,
     5.625% 07/01/15                                             250         208
MI State Strategic Fund,
   Holland Home,
   Series 1998,
     5.750% 11/15/18                                           1,250         997
MN Columbia Heights,
   Crest View Corp.,
   Series 1998,
     6.000% 03/01/33                                             745         604
NH State Higher Educational & Health
   Facilities Authority,
   Rivermead at Peterborough, Series 1998,
     5.750% 07/01/28                                             500         395
PA Chartiers Valley Industrial & Commercial
   Development Authority,
   Asbury Health Center, Series 1999,
     6.375% 12/01/24                                           1,000         845
PA Philadelphia Authority for Industrial
   Development, Baptist Home of
   Philadelphia, Series 1998 A:
     5.500% 11/15/18                                             360         277
     5.600% 11/15/28                                             570         415
TN Metropolitan Government, Nashville
   and Davidson County,
   Blakeford at Green Hills, Series 1998,
     5.650% 07/01/24                                             575         431
TX Abilene Health Facilities Development Corp.,
   Sears Methodist Retirement Obligation Group:
   Series 1998 A,
     5.900% 11/15/25                                             750         581
   Series 1999,
     5.875% 11/15/18                                             500         401
WI State Health & Educational
   Facilities Authority:
   Attic Angel Obligated Group,
     5.750% 11/15/27                                             875         681
   Clement Manor, Series 1998,
     5.750% 08/15/24                                             450         354
   United Lutheran Program for Aging, Inc.,
     5.700% 03/01/28                                             750         579
                                                                         -------
                                                                           9,452
                                                                         -------
Health Services - 0.1%
IL State Health Facilities Authority,
   Midwest Physician Group, Ltd.,
   Series 1998,
     5.500% 11/15/19                                              90          71
MA State Development Finance Agency,
   Boston Biomedical Research Institute,
   Series 1999,
     5.650% 02/01/19                                             120         103
                                                                         -------
                                                                             174
                                                                         -------
Hospital - 9.7%
AL Alabama Special Care Facilities Authority,
   Montgomery Healthcare,
   Series 1989,
     11.000% 10/01/19 (b)                                      1,556          78
AR Conway Health Facilities Board,
   Conway Regional Medical Center:
   Series 1999 A,
     6.400% 08/01/29                                             350         310
   Series 1999 B,
     6.400% 08/01/29                                             850         754

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

                                                               PAR        VALUE
--------------------------------------------------------------------------------
CA State Health Facilities Financing Authority,
   Cedars-Sinai Medical Center,
   Series 1999 A,
     6.125% 12/01/30                                         $   650     $   630
CO State Health Care Facilities Authority,
   National Jewish Medical & Research Center,
   Series 1998:
     5.375% 01/01/16                                           1,500       1,210
     5.375% 01/01/23                                             840         640
FL Miami Beach Health Facilities Authority,
   Mt. Sinai Medical Center of Florida,
   Series 1998,
     5.375% 11/15/28                                             500         369
GA Forsyth County Hospital Authority,
   Georgia Baptist Heathcare System,
   Series 1998,
     6.000% 10/01/08                                           1,000         959
IL Health Facilities Authority,
   Thorek Hospital & Medical Center,
     5.375% 08/15/28                                             500         370
IL Southwestern Illinois Development Authority,
   Anderson Hospital,
   Series 1999:
     5.375% 08/15/15                                             500         404
     5.500% 08/15/20                                             550         432
IL State Health Facilities Authority:
   Riverview Hospital,
   Series 1999,
     5.500% 08/01/24                                             275         219
   Swedish American Hospital,
   Series 2000,
     6.875% 11/15/30                                             500         482
LA State Public Facilities Authority,
   Touro Infirmary,
   Series 1999:
     5.500% 08/15/19                                             500         405
     5.625% 08/15/29                                           2,000       1,565
MA State Health & Educational Facilities
   Authority, Milford-Whitinsville Regional
   Hospital, Series C,
     5.250% 07/15/18                                             500         380
MI Dickinson County,
   Series 1999,
     5.700% 11/01/18                                             585         473
MI Flint Hospital Building Authority,
   Hurley Medical Center,
   Series 1998 A,
     5.375% 07/01/20                                             625         464
MI State Hospital Finance Authority,
   Detroit Medical Center,
   Series 1998 A,
     5.250% 08/15/28                                             600         420
MN St. Paul Housing & Redevelopment
   Authority, Healtheast Project, Series A,
     5.700% 11/01/15                                           2,000       1,603
MN Washington County Housing
   & Redevelopment Authority,
   Healtheast, Inc., Series 1998,
     5.250% 11/15/12                                           1,250         992
MS State Business Finance Corp.,
   Medical Foundation, Inc.,
   Series 1998,
     5.625% 07/01/23                                           1,150         886
NH State Higher Educational & Health
   Facilities Authority, Littleton Hospital
   Association, Inc., Series 1998 A:
     5.900% 05/01/18                                             500         414
     5.900% 05/01/28                                             675         516
     6.000% 05/01/28                                             625         500
NM State Hospital Equipment Loan Council,
   Memorial Medical Center,
   Series 1998,
     5.500% 06/01/28                                           1,000         768
OH Belmont County,
   East Ohio Regional Hospital,
   Series 1998,
     5.700% 01/01/13                                           1,500       1,253
OH Franklin County,
   Doctors OhioHealth Corp.,
   Series 1998 A,
     5.600% 12/01/28                                           1,600       1,133
OH Highland County Joint Township
   Hospital District,
   Series 1999,
     6.750% 12/01/29                                             750         633
OH Miami County,
   Upper Valley Medical Center, Inc.,
   Series 1996 A,
     6.250% 05/15/16                                             665         589
OH Sandusky County,
   Series 1998,
     5.150% 01/01/08                                             270         248
OR Clackamas County Hospital Facilities
   Authority, Williamette Falls Hospital,
   Series 1999,
     6.000% 04/01/19                                           1,000         867
PA Allegheny County Hospital Development,
   Ohio Valley General Hospital,
   Series 1998 A,
     5.450% 01/01/28                                           1,050         792
PA Pottsville Hospital Authority,
   Pottsville Hospital & Warne Clinic,
   Series 1998,
     5.625% 07/01/24                                             755         590
TX Lufkin Health Facilities Development Corp.,
   Memorial Health Systems of East Texas,
   Series 1998,
     5.700% 02/15/28                                             750         568

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                                    PAR        VALUE
--------------------------------------------------------------------------------
TX Richardson Hospital Authority,
   Baylor Richardson Medical Center,
   Series 1998,
     5.625% 12/01/28                                         $   850     $   650
VT State Educational & Health
   Buildings Authority:
   Brattleboro Memorial Hospital,
     5.375% 03/01/28                                             500         372
   Springfield Hospital, Series A,
     7.750% 01/01/13                                           1,040       1,105
                                                                         -------
                                                                          25,042
                                                                         -------
Intermediate Care Facilities - 1.0%
IN State Health Facilities Financing Authority,
   Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34                                           1,095         961
PA State Economic Development Financing
   Authority, Northwestern Human Services, Inc.,
   Series 1998 A,
     5.250% 06/01/14                                           2,150       1,791
                                                                         -------
                                                                           2,752
                                                                         -------
Nursing Home - 11.9%
AK Juneau,
   St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25                                           1,000         891
CO State Health Facilities Authority,
   American Housing Foundation, Inc.,
   Series 1990 A:
     10.250% 12/01/20 (b)                                      1,500       1,136
CO State Health Facilities Authoritiy,
   Volunteers of America Care Facilities, Inc.,
   Series 1998 A:
     5.450% 07/01/08                                             250         227
     5.750% 07/01/20                                             700         568
   Series 1999 A,
     6.000% 07/01/29                                             350         283
DE State Economic Development Authority,
     12.000% 04/01/25                                          2,170       2,308
DE Sussex County, Healthcare Facility,
   Delaware Health Corp., Series 1994A,
     7.600% 01/01/24                                             995         889
IA State Finance Authority,
   Care Initiatives Project:
   Series 1996,
     9.250% 07/01/25                                           1,000       1,205
   Series 1998 B:
     5.750% 07/01/18                                             550         441
     5.750% 07/01/28                                           1,475       1,125
IN Gary Industrial Economic Development,
   West Side Health Care Center,
   Series 1987 A,
     11.500% 10/01/17                                          2,395       2,416
IN Michigan City Health Facilities,
   Metropolitan Health Foundation
   Incorporated Project,
     10.000% 11/01/22                                          4,500       3,409
IN State Health Facilities Financing
   Authority, Metro Health Indiana, Inc.,
   Series 1998,
     6.400% 12/01/33                                           1,000         821
KY Jefferson County First Mortgage,
   Kentucky Iowa, Inc., Project Series 1990,
     10.250% 01/01/20                                            930         930
KY Lexington - Fayette Urban County
   Government, First Mortgage, AHF
   Kentucky-Iowa, Inc., Project Series 1990,
     10.250% 01/01/20                                            935         935
MA State Development Finance Agency,
   Alliance Health Care Facilities,
   Series 1999,
     7.100% 07/01/32                                           1,250       1,133
MA State Industrial Finance Agency:
   American Health Foundation, Inc.,
   Series 1989,
     10.125% 03/01/19 (b)                                        463         328
   GF/Massachusetts, Inc.,
   Series 1994,
     8.300% 07/01/23                                             945         992
MI Cheboygan County Economic Development
   Corp., Metro Health Foundation Project,
   Series 1993,
     10.000% 11/01/2022 (b)                                    2,440       1,848
MN Carlton,
   Inter-Faith Social Services, Inc.,
   Series 2000,
     7.500% 04/01/19                                             250         238
     7.750% 04/01/29                                             250         240
MN Duluth Economic Development Authority,
   BSM Properties, Inc.,
   Series 1998 A,
     5.875% 12/01/28                                             250         195
MN Minneapolis,
   Walker Methodist Senior Services Group,
   Series 1998 A,
     6.000% 11/15/28                                           1,000         800
MN New Hope,
   North Ridge Care Center, Inc.,
   Series 1999,
    5.875% 03/01/29                                              500         394
MN Sartell,
   Foundation for Healthcare,
   Series 1999 A,
     6.625% 09/01/29                                           2,500       2,153
NJ Economic Development Authority
   Geriatric and Medical Service, Inc.,
   Series A,
     10.500% 05/01/04                                            475         470

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

                                                               PAR        VALUE
--------------------------------------------------------------------------------
OH Montgomery County,
   Grafton Oaks Limited Partners,
   Series 1986,
     9.750% 12/01/16                                         $ 1,480     $ 1,406
TN New Tazewell Health Education
   & Housing Facilities Board,
   New Tazewell Project, Series 1987,
     10.000% 06/01/17                                          1,530       1,548
TX Kirbyville Health Facilities Development
   Corp., Heartway III Project:
   Series 1997 A,
     10.000% 03/20/18                                            575         512
   Series 1997 B,
     6.000% 03/20/04                                             100          59
WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
     7.100% 02/20/36                                             643         701
                                                                         -------
                                                                          30,601
                                                                         -------
--------------------------------------------------------------------------------
HOUSING - 10.5%

Assisted Living/Senior - 3.8%
DE Kent County,
   Heritage at Dover,
   Series 1999,
     7.625% 01/01/30                                           1,250       1,177
GA Columbus Housing Authority,
   The Gardens at Calvary,
   Series 1999,
     7.000% 11/15/19                                             500         460
IL Clarendon Hills Residential Facilities,
   Churchill Estate,
   Series 1998 A:
     6.750% 03/01/24                                           1,050         957
     6.750% 03/01/31                                           1,365       1,230
IL State Development Finance Authority,
   Care Institute, Inc.,
     8.250% 06/01/25                                           1,500       1,560
MN Roseville,
   Care Institute, Inc., Series 1993,
     7.750% 11/01/23                                           1,630       1,455
NC State Medical Care Commission,
   DePaul Community Facilities Project,
   Series 1999,
     7.625% 11/01/29                                           1,000         949
NY Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999,
     6.000% 05/01/29                                             400         320
TX Bell County Health Facilities
   Development Corp., Care Institutions, Inc.,
     9.000% 11/01/24                                           1,500       1,596
                                                                         -------
                                                                           9,704
                                                                         -------
Multi-Family - 6.4%
DE Wilmington,
   Electra Arms Senior Association Project,
     6.250% 06/01/28                                             985         847
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment Project,
   Series 2000,
     7.500% 07/01/40                                             500         495
FL Clay County Housing Finance Authority,
   Madison Commons Apartments,
   Series 2000 A,
     7.450% 07/01/40                                             500         491
GA Clayton County Housing Authority,
   Magnolia Park Apartments,
   Series 1999 A,
     6.250% 06/01/30                                             750         673
IL Chicago,
   Michigan Boulevard Garden Apartment
   Rehabilitation Project, Series 1985,
     12.000% 01/01/50 (b)                                         70          63
MN Washington County Housing
   & Redevelopment Authority,
   Cottages of Aspen, Series 1992,
     9.250% 06/01/22                                           1,055       1,091
MN White Bear Lake,
   Birch Lake Townhomes Project:
   Series 1989 A,
     10.250% 07/15/19                                            661         265
   Series 1989 B,
     (c) 07/15/19 (d)                                          1,770       1,825
NC Eastern Carolina Regional Housing
   Authority, New River Apartments - Jacksonville,
   Series 1994,
     8.250% 09/01/14                                           1,760       1,789
Resolution Trust Corp.,
   Pass Through Certificates,
   Series 1993 A,
     9.250% 12/01/16 (e)                                       4,248       4,261
SC State Housing Finance & Development
   Multi-Family Housing Finance Revenue,
   Westbridge Apartments, Series A,
     9.500% 09/01/20                                           2,110       2,052
TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996 B,
     8.750% 04/01/27                                             775         798
TX Galveston Health Facilities Center,
   Driftwood Apartments,
     8.000% 08/01/23 (e)                                       1,000         996
VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments, Series 1990A,
     10.000% 01/01/21                                          1,000         910
                                                                         -------
                                                                          16,556
                                                                         -------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                                    PAR        VALUE
--------------------------------------------------------------------------------
Single Family - 0.3%
AK State Housing Finance Corp.,
   Series 1996 A,
     6.050% 12/01/17 (f)                                     $   665     $   665
KY Kentucky Counties Single Family
   Mortgage Revenue, Class A,
     9.000% 09/01/16 (f)                                          30          30
                                                                         -------
                                                                             695
                                                                         -------
--------------------------------------------------------------------------------
INDUSTRIAL - 7.1%

Food Products - 1.7%
IN Hammond,
American Maize Products Co.,
   Series 1994,
     8.000% 12/01/24                                           2,000       2,137
LA Port New Orleans Industrial Development
   Revenue, Continental Grain Co., Series 1993,
     7.500% 07/01/13                                           1,000         983
LA Southern Louisiana Port Commission,
   Cargill, Inc. Project,
     5.850% 04/01/17                                             500         484
MI State Strategic Fund,
   Michigan Sugar Co.,
   Sebewaing Project, Series 1998 A,
     6.250% 11/01/15                                           1,000         866
                                                                         -------
                                                                           4,470
                                                                         -------
Forest Products - 1.0%
AL Courtland Industrial Development Board,
   Champion International Corp.,
   Series 1999,
     6.000% 08/01/29                                           2,000       1,789
GA Rockdale County Development
   Authority, Solid Waste Disposal,
   Visy Paper, Inc., Series 1993,
     7.500% 01/01/26                                             800         815
                                                                         -------
                                                                           2,604
                                                                         -------
Manufacturing - 2.2%
IL State Development Finance Authority,
   Armstrong World Industries, Inc. Project,
     5.950% 12/01/24                                           1,000         888
IL Will-Kankakee Regional Development
   Authority, Flanders Corp./Precisionaire Project,
   Series 1997,
     6.500% 12/15/17                                             950         911
MA State Industrial Finance Agency,
   House of Bianchi, Inc.,
     8.750% 06/01/18 (g)                                         235         214
MN Brooklyn Park,
   TL Systems Corp.,
   Series 1991,
     10.000% 09/01/16                                            755         850
NV Henderson Public Improvement Trust,
   Dongsung America Co., Inc.,
   Series 1998,
     6.625% 11/01/10                                             204         163
TX Trinity River Authority,
   Texas Instruments Project,
   Series 1996,
     6.200% 03/01/20                                             750         738
VA Halifax County Industrial Development,
   Craddock-Terry, Inc., Series 1989,
     10.000% 12/01/19 (b)                                        213          11
VA Pittsylvania County Industrial
   Development, Craddock-Terry, Inc.,
   Series 1989,
     10.000% 12/01/19 (b)                                        102          12
VA Prince Edward County Industrial
   Development, Craddock-Terry, Inc.,
   Series 1989,
     10.000% 12/01/19 (b)                                        456          23
VA State Small Business Financing Authority,
   Donsung America, Series 1998,
     7.250% 11/01/15 (b)                                         156          97
WA Pilchuck Public Development Corp.,
   Goodrich (B.F.) Co. Tramco Project,
   Series 1993,
     6.000% 08/01/23                                           2,000       1,795
                                                                         -------
                                                                           5,702
                                                                         -------
Metals & Mining - 0.4%
NV State Department of Business & Industry,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A,
     8.000% 09/01/14                                             250         246
VA Greensville County Industrial
   Development Authority,
   Wheeling Steel, Series 1999 A:
     6.375% 04/01/04                                              70          68
     7.000% 04/01/14                                             375         338
VA Peninsula Ports Authority,
   Ziegler Coal Project,
   Series 1997,
     6.900% 05/02/22                                             500         426
                                                                         -------
                                                                           1,078
                                                                         -------
Oil and Gas - 1.8%
NY State Energy Research & Development Authority,
   Central Hudson Gas & Electric Corp.,
   Series 1999,
     5.450% 08/01/27 (f)                                       3,500       3,218
WA Pierce County Economic
   Development Corp.,
   Occidental Petroleum Co.,
     5.800% 09/01/29                                           1,500       1,290
                                                                         -------
                                                                           4,508
                                                                         -------
--------------------------------------------------------------------------------
OTHER - 8.8%

Other - 0.3%
MD Baltimore,
   Park Charles Project,
   Series 1986,
     8.000% 01/01/10                                             655         676
                                                                         -------

See notes to investment portfolio.

May 31, 2000 (Unaudited)
(In thousands)

                                                               PAR        VALUE
--------------------------------------------------------------------------------
Pool/Bond Bank - 0.7%
IN Indianapolis Local Public
   Improvement Bond Bank,
   Series 1999 E,
     5.750% 02/01/29                                         $ 2,000     $ 1,860
                                                                         -------
Refunded/Escrowed (h) - 7.8%
CA San Joaquin Hills Transportation
   Corridor Agency,
   Series 1993,
     (c) 01/01/25 (f)                                         10,000       2,240
FL Clearwater Housing Authority,
   Hampton Apartments,
   Series 1994,
     8.250% 05/01/24                                           2,467       2,775
ID State Health Facilities Authority,
   IHC Hospitals, Inc.,
     6.650% 02/15/21                                           2,750       2,970
IL State Health Facilities Authority,
   Edgewater Medical Center,
   Series A,
     9.250% 07/01/24 (f)                                       2,210       2,531
MA State Health & Educational
   Facilities Authority,
   Corp. for Independent Living,
     8.100% 07/01/18                                             655         721
MA State Industrial Finance Agency,
   Series 1990,
     9.000% 10/01/20                                             905         934
MN Mille Lacs Capital Improvement Authority,
   Mille Lacs Band of Chippewa,
   Series 1992 A,
     9.250% 11/01/12                                             975       1,081
NC Lincoln County,
   Lincoln County Hospital,
     9.000% 05/01/07                                             390         432
PA Delaware County Authority,
   Southeastern Pennsylvania Obligated Group,
   Series 1996:
     6.000% 12/15/16 (f)                                       1,400       1,423
     6.000% 12/15/26 (f)                                         500         493
PA Montgomery County Industrial
   Development Authority, Assisted
   Living Facility, Series 1993-A,
     8.250% 05/01/23                                             780         846
SD State Student Loan Finance Corp.,
   Series 1996 1E,
     6.550% 08/01/20                                           2,000       2,094
TN Shelby County, Health, Education,
   & Housing Facilities Board, Open Arms
   Development Center,
   Series 1992-A:
     9.750% 08/01/19                                             500         630
     9.750% 08/01/19                                             510         643
WA State Health Care Facilities Authority,
   Grays Harbor Community Hospital,
   Series 1993,
     7.200% 07/01/03                                             235         238
                                                                         -------
                                                                          20,051
                                                                         -------
--------------------------------------------------------------------------------
OTHER REVENUE - 1.7%

Hotels - 0.7%
PA Philadelphia Authority for Industrial
   Development, Doubletree Project,
     6.500% 10/01/27                                           2,000       1,883
                                                                         -------
Recreation - 0.3%
NM Red River Sports Facility,
   Red River Ski Area Project,
   Series 1998,
     6.450% 06/01/07                                             930         882
                                                                         -------
Retail - 0.7%
NJ State Economic Development Authority,
   Glimcher Properties L.P. Project,
     6.000% 11/01/28                                           1,000         873
OH Lake County,
   North Madison Properties,
   Series 1993,
     8.819% 09/01/11                                             710         760
                                                                         -------
                                                                           1,633
                                                                         -------
--------------------------------------------------------------------------------
RESOURCE RECOVERY - 2.0%

Disposal - 1.3%
CT State Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
     8.250% 12/01/06                                           1,045       1,129
MA Boston Industrial Development
   Finance Authority,
   Jet-A-Way, Inc.,
     10.500% 01/01/11                                            800         838
MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
     9.000% 09/01/05                                             925         959
MA State Industrial Finance Agency,
   Massachusetts Environmental Services,
   Series 1994 A,
     8.750% 11/01/21 (b)                                         975         488
                                                                         -------
                                                                           3,414
                                                                         -------
Resource Recovery - 0.7%
MA State Industrial Finance Agency,
   Ogden Hill Project,
   Series 1998 A,
     5.500% 12/01/13                                           1,000         885
PA Delaware County Industrial
   Development Authority, Series A,
     6.200% 07/01/19                                           1,000         875
                                                                         -------
                                                                           1,760
                                                                         -------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                                    PAR        VALUE
--------------------------------------------------------------------------------
TAX-BACKED - 12.1%

Local Appropriated - 0.4%
CA Compton,
   Civic Center Project,
     5.500% 09/01/15                                         $ 1,000     $   905
                                                                         -------
Local General Obligations - 1.0%
LA New Orleans,
   Series 1991,
     (c) 09/01/15 (f)                                          4,000       1,617
TX Irving Independent School District,
   Series 1997:
     (c) 02/15/15 (f)                                          1,500         620
     (c) 02/15/16 (f)                                          1,000         386
                                                                         -------
                                                                           2,623
                                                                         -------
Special Non-Property Tax - 6.5%
IL Metropolitan Pier & Exposition Authority:
   McCormick Project:
     (c) 06/15/14 (f)                                          5,000       2,177
     (c) 06/15/15 (f)                                          3,000       1,222
   Series 1996 A,
     (c) 12/15/13 (f)                                          5,000       2,261
IL State Development Finance Authority,
   City of Marion Project,
   Series 1991,
     9.625% 09/15/21                                           1,425       1,069
NY New York City Transitional
   Finance Authority,
   Series 1999 C,
     5.000% 05/01/29                                           9,985       8,412
PR Commonwealth of Puerto Rico
   Highway & Transportation Authority,
   Series 1998 A,
     5.000% 07/01/38                                           2,000       1,648
                                                                         -------
                                                                          16,789
                                                                         -------
Special Property Tax - 2.9%
CA Orange County Community Facilities District,
   Ladera Ranch,
   Series 1999 A,
     6.500% 08/15/21                                           1,000         964
CA Poway Community Facilities District,
   No. 88-1 Parkway Business Center,
   Series 1998,
     6.750% 08/15/15                                             575         587
CA Riverside County Public Financing
   Authority, Redevelopment Projects,
   Series A,
     5.500% 10/01/22                                             650         558
CA Yorba Linda Redevelopment Agency,
   Series 1998 A,
     (c) 09/01/24 (f)                                          1,325         301
FL Heritage Palms Community
   Development District,
   Series 1999,
     6.250% 11/01/04                                           1,000         991
FL Heritage Springs Community
   Development District,
   Series 1999 B,
     6.250% 05/01/05                                             851         837
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
     6.125% 05/01/19                                             780         721
   Series 2000 D,
     6.700% 05/01/07                                             400         398
FL Northern Palm Beach County
   Improvement District,
   Series 1999,
     5.900% 08/01/19                                             500         452
FL Orlando,
   Conroy Road Interchange Project,
   Series 1998 A:
     5.500% 05/01/10                                             125         117
     5.800% 05/01/26                                             500         430
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19                                             250         229
   Series 1998 B,
     5.700% 05/01/08                                             820         781
                                                                         -------
                                                                           7,366
                                                                         -------
State General Obligations - 1.3%
WA State,
   Series 1999 B,
    5.000% 01/01/24                                            4,000       3,431
                                                                         -------
--------------------------------------------------------------------------------
TRANSPORTATION - 8.7%

Air Transportation - 2.7%
IN Indianapolis Airport Authority,
   Federal Express Corp.,
   Series 1994,
     7.100% 01/15/17                                           2,000       2,051
IN Indianapolis Airport Authority,
   United Airlines Project,
   Series A,
     6.500% 11/15/31                                           1,000         906
KY Kenton County Airport Board,
   Delta Airlines, Inc.,
   Series 1992 A,
     7.500% 02/01/20                                           2,500       2,552
PA Philadelphia Authority for
   Industrial Development,
   Aero Philadelphia, Series 1999,
     5.250% 01/01/09                                             500         460
TX Alliance Airport Authority,
   Federal Express Corp.,
   Series 1996,
     6.375% 04/01/21                                           1,000         955
                                                                         -------
                                                                           6,924
                                                                         -------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

                                                               PAR        VALUE
--------------------------------------------------------------------------------
Airport - 3.3%
MI Wayne Charter County,
   Detroit Metropolitan Airport,
   Series 1998 A,
     5.000% 12/01/28 (f)                                     $ 1,250     $ 1,033
PA Philadelphia Authority for
   Industrial Development,
   Series 1998 A,
     5.125% 07/01/28 (f)                                       8,750       7,353
                                                                         -------
                                                                           8,386
                                                                         -------
Toll Facilities - 2.7%
CA San Joaquin Hills Transportation
   Corridor Agency, Series A,
     (c) 01/15/15 (f)                                          3,000       1,293
CO State Public Highway Authority,
   Arapahoe County, E470
   Series 2000 B,
     (c) 09/01/18                                              3,000         971
     (c) 09/01/35                                              8,750         604
MA State Turnpike Authority,
   Series 1999 A,
     5.000% 01/01/39 (f)                                       5,000       4,130
                                                                         -------
                                                                           6,998
                                                                         -------
--------------------------------------------------------------------------------
UTILITY - 15.6%

Independent Power Producer - 2.2%
NY Port Authority of New York & New Jersey,
   KIAC Partners, Series 1996 IV,
     6.750% 10/01/11                                           2,000       2,035
PA Economic Development Finance
   Authority, Colver Project, Series D,
     7.125% 12/01/15                                             500         506
     7.150% 12/01/18                                           2,750       2,771
PR Commonwealth of Puerto Rico Industrial,
   Educational, Medical & Environmental
   Cogeneration Facilities, AES Project,
   Series 2000
     6.625% 06/01/26                                             325         327
                                                                         -------
                                                                           5,639
                                                                         -------
Investor Owned - 2.9%
AZ Pima County Industrial Development
   Authority, Tucson Electric Power Co.,
   Series A,
     6.100% 09/01/25                                             750         641
CT State Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 B,
     5.950% 09/01/28                                             300         260
IL Bryant,
   Central Illinois Light Co.,
   Series 1993,
     5.900% 08/01/23                                           2,000       1,878
LA Calcasieu Parish Industrial Development
   Board, Entergy Gulf States, Inc.,
   Series 1999,
     5.450% 07/01/10                                             500         459
LA West Feliciana Parish,
   Entergy Gulf States, Inc.,
   Series 1999 B,
     6.600% 09/01/28                                             500         472
MS State Business Finance Corp.,
   Systems Energy Resources Project,
   Series 1998,
     5.875% 04/01/22                                           1,500       1,262
NV Clark County,
   Nevada Power Co.,
   Series 1997 A,
     5.900% 11/01/32                                           3,000       2,536
                                                                         -------
                                                                           7,508
                                                                         -------
Municipal Electric - 2.1%
NY Long Island Power Authority,
   Series 1998 A,
     5.250% 12/01/26                                           1,550       1,367
TX Austin,
   Series 1994:
     (c) 05/15/17 (f)                                          6,600       2,359
     (c) 05/15/18 (f)                                          5,000       1,670
                                                                         -------
                                                                           5,396
                                                                         -------
Water & Sewer - 8.4%
CA Castaic Lake Water Agency,
   Series 1999 A:
     (c) 08/01/25 (f)                                         10,445       2,225
     (c) 08/01/26 (f)                                         10,445       2,087
GA Atlanta,
   Series 1999 A,
     5.000% 11/01/38 (f)                                       7,500       6,225
LA Public Facility Belmont
   Water Authority,
     9.000% 03/15/24 (b) (i)                                     730         621
MA State Water Resources Authority,
   Series 1997 D,
     5.000% 08/01/24 (f)                                      10,000       8,562
MS Five Lakes Utility District,
     8.250% 07/15/24                                             500         400
TX Houston Water & Sewer System,
   Series C,
     (c) 12/01/12 (f)                                          3,000       1,452
                                                                         -------
                                                                          21,572
                                                                         -------
Total Municipal Bonds
  (cost of $275,439) (j)                                                 251,663
                                                                         -------

Short-Term Obligations - 1.1%
--------------------------------------------------------------------------------

Variable Rate Demand Notes (k)
IA Woodbury County,
   Siouxland Medical Educational Foundation,
   Series 1996,
     4.300% 11/01/16                                             500         500
IN State Hospital Equipment Finance
   Authority, Series A,
     4.250% 12/01/15                                             300         300

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)


Municipal Bonds (continued)                                    PAR        VALUE
--------------------------------------------------------------------------------
TX Brazos River Authority,
   Monsanto Co.,
   Series 1990,
     4.400% 09/01/02                                             500         500
TX Gulf Coast Waste Disposal Authority,
   Monsanto Co.,
   Series 1996,
     4.400% 07/01/01                                             700         700
TX Tarrant County Housing Finance Corp.,
   Sierra Springs Apartments,
   Series 1999,
     4.250% 02/15/27                                             400         400
WY Lincoln County,
   Exxon Corp.,
   Series 1987 B,
     4.550% 07/01/17                                             500         500
                                                                        --------
Total Short-Term Obligations                                               2,900
                                                                        --------
Other Assets & Liabilities, Net - 1.1%                                     2,806
                                                                        --------

Net Assets - 100.0%                                                     $257,369
                                                                        --------

Notes to Investment Portfolio:

(a) This is a restricted security which was acquired on August 21, 1998 and August 31, 1998 at an aggregate cost of $1,180. This security represents 0.4% of the Trust's net assets as of May 31, 2000.
(b) This issuer is in default of certain debt covenants. Income is not being accrued.
(c)   Zero coupon bond.
(d) Accrued interest accumulates in the value of the security and is payable at redemption. The value of this security represents fair value as determined under procedures approved by the Trustees.
(e) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2000, the value of these securities amounted to $5,257 or 2.0% of net assets.
(f) These securities, or a portion thereof, with a total market value of $60,093, are being used to collateralize the open future contracts below.
(g) This is a restricted security which was acquired on June 30, 1992 at a cost of $235. This security represents 0.1% of the Trust's net assets as of May 31, 2000.
(h) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(i) This is a restricted security which was acquired on March 22, 1994 at a cost of $730. This security represents 0.2% of the Trust's net assets as of May 31, 2000.
(j)   Cost for federal income tax purposes is the same.
(k) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2000.

Short futures contracts open at May 31, 2000:

                                Par value                           Unrealized
                               covered by         Expiration       depreciation
           Type                 contracts            month          at 5/31/00
--------------------------------------------------------------------------------
     Treasury Bond               51,600            September        $   (482)
     Municipal Bond              35,000            September            (597)
                                                                    --------
                                                                    $ (1,079)
                                                                    --------

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands except for per share amount)

Assets
Investments at value (cost $275,439)                                  $ 251,663
Short-term obligations                                                    2,900
                                                                      ---------
                                                                        254,563
Receivable for:
   Interest                                                 $ 4,887
   Investments sold                                             215
Other                                                           127       5,229
                                                            -------   ---------
      Total Assets                                                      259,792
Liabilities
Payable for:
   Distributions - common shares                              1,009
   Distributions - preferred shares                              17
   Variation margin on futures                                  784
   Investments purchased                                        324
Accrued:
   Management fees                                              143
   Bookkeeping fees                                               6
   Deferred Trustees fees                                         6
Other                                                           134
                                                            -------
      Total Liabilities                                                   2,423
                                                                      ---------
Net Assets                                                            $ 257,369
                                                                      =========
Composition of Net Assets
Auction Preferred shares (4 shares issued
   and outstanding at $25,000 per share)                               $ 90,000
Capital paid in                                                         237,265
Overdistributed net investment income                                    (1,294)
Accumulated net realized loss                                           (43,747)
Net unrealized depreciation on:
   Investments                                                          (23,776)
   Open futures contracts                                                (1,079)
                                                                      ---------
                                                                      $ 257,369
                                                                      =========
Net Assets at value for 27,645
   shares of beneficial interest outstanding                          $ 167,369
                                                                      =========
Net Asset value per share                                             $    6.05
                                                                      =========
Net Assets at value including accrued dividends
   for 4 preferred shares outstanding                                 $  90,017
                                                                      =========

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the Six Months Ended May 31, 2000 (Unaudited)
(In thousands)

Investment Income
Interest                                                              $   8,891
Expenses
Management fee                                            $     855
Bookkeeping fee                                                  34
Transfer agent fee                                               53
Trustees' fees                                                    8
Custodian fee                                                     2
Audit fee                                                        17
Legal fee                                                        20
Reports to shareholders                                          12
Preferred shares remarketing commissions                        112
Other                                                            43       1,156
                                                            -------   ---------

      Net Investment Income                                               7,735
                                                                      ---------

Net Realized & Unrealized Loss
on Portfolio Positions
Net realized loss on:
   Investments                                               (2,640)
   Closed futures contracts                                    (463)
                                                            -------   ---------
      Net Realized Loss                                                  (3,103)
Net change in unrealized
   appreciation /depreciation during
   the period on:
   Investments                                               (8,160)
   Open futures contracts                                    (1,155)
                                                            -------
      Net change in Unrealized
        Appreciation/Depreciation                                        (9,315)
                                                                      ---------
      Net Loss                                                          (12,418)
                                                                      ---------
Decrease in Net Assets from Operations                                $  (4,683)
                                                                      =========

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)


                                                       (Unaudited)
                                                       Six months
                                                          ended     Year ended
                                                          May 31,   November 30,
                                                       -----------  ------------
Increase (Decrease) in Net Assets                          2000         1999
--------------------------------------------------------------------------------
Operations:
Net investment income                                     $ 7,735     $12,726
Net realized loss                                          (3,103)     (3,197)
Net change in unrealized appreciation/
   depreciation                                            (9,315)    (23,694)
                                                         --------    --------
     Net Decrease from Operations                          (4,683)    (14,165)
Distributions:
From net investment income - common                        (6,054)    (11,561)
In excess of net investment income -
   common                                                      --      (1,096)
From net investment income - preferred                     (1,887)     (1,165)
                                                         --------    --------
                                                          (12,624)    (27,987)
Fund Share Transactions:
Preferred share offering (net of $109 and
   $1,265 offering costs, respectively)                      (109)     88,735
Value of distributions reinvested -
   common                                                      --         423
                                                         --------    --------
     Total Increase (Decrease)                            (12,733)     61,171

Net Assets
Beginning of period                                       270,102     208,931
                                                         --------    --------
End of period (net of overdistributed
   net investment income of
   $1,294 and $1,088, respectively)                      $257,369    $270,102
                                                         --------    --------
Number of Fund Shares
Common:
Issued for distributions reinvested                            --          55
Outstanding at
   Beginning of period                                     27,645      27,590
                                                         --------    --------
   End of period                                           27,645      27,645
                                                         --------    --------
Preferred:
Issued in initial offering                                     --           4
Outstanding at
   Beginning of period                                          4          --
                                                         --------    --------
   End of period                                                4           4
                                                         --------    --------


See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)

Note 1. Interim Financial Statements

In the opinion of management of Colonial Municipal Income Trust (the Trust), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

Note 2. Accounting Policies

Organization:

The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's primary investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in tax-exempt bonds that are consistent with this objective. The Trust's secondary objective is to preserve its capital. The Trust authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

Security valuation and transactions:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

Federal income taxes:

Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

Interest income, debt discount and premium:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Distributions to shareholders:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares (APS) is generally seven days. The applicable dividend rate for the Auction Preferred Shares on May 31, 2000 was 4.45%. For the year ended May 31, 2000, the Trust paid dividends to Auction Preferred shareholders amounting to $1,887,411 representing an average APS dividend rate for such period of 4.19%.

Note 3. Fees and Compensation Paid to Affiliates

Management fee:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Trust's average weekly net assets.

Bookkeeping fee:

The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% annually of the Trust's average weekly net assets over $50 million.

Other:

The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

Note 4. Portfolio Information

Investment activity:

During the six months ended May 31, 2000, purchases and sales of investments, other than short-term obligations, were $20,021,315 and $21,789,005, respectively.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) at May 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

        Gross unrealized appreciation                         $  3,356,131
        Gross unrealized depreciation                          (27,131,726)
                                                              ------------
           Net unrealized depreciation                        $(23,775,595)
                                                              ============

Capital loss carryforwards:

At November 30, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

          Year of                                              Capital loss
        expiration                                             carryforward
        ----------                                             ------------
           2000                                                 $ 9,102,000
           2001                                                   7,979,000
           2002                                                   5,301,000
           2003                                                   7,499,000
           2004                                                       4,000
           2005                                                   7,197,000
           2007                                                   3,491,000
                                                                -----------
                                                                $40,573,000
                                                                ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

Note 5. Preferred Share Offering

On July 20, 1999, the Trust offered and currently has outstanding 3,600 Auction Preferred Shares. The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Total proceeds of $88,627,310, net of underwriting and offering costs, were received upon the offering.

Costs incurred by the Trust in connection with the offering of the Auction Preferred Shares totaling $1,372,690 were recorded as a reduction of capital paid in excess of par applicable to common shares.

Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At May 31, 2000 there were no such restrictions on the Trust.

Note 6. Results of Annual Meeting of Shareholders

On April 24, 2000, the Annual Meeting of Shareholders of the Trust was held to elect four Trustees to be voted by Common and Preferred shareholders, to elect two Trustees to be voted solely by Preferred shareholders and to ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 2000. The meeting was adjourned to May 15, 2000 in connection with the election of two Trustees to be voted solely by Preferred shareholders. On February 1, 2000, the record date for the Meeting, the Trust had outstanding 27,645,113 of Common shares and 3,600 of Preferred shares. The votes cast at the Meeting were as follows:

                                                                   Authority
                                                For                Withheld
                                                ---                --------
To elect six Trustees:

John V. Carberry                             23,347,427            679,759
Lora S. Collins                              23,339,780            687,406
Richard W. Lowry                             23,350,234            676,952
John J. Neuhauser                            23,342,480            684,706
Salvatore Macera                                    421                 24
Thomas E. Stitzel                                   421                 24

The Board of Trustees also consists of Tom Bleasdale, James E. Grinnell, William
E. Mayer, James L. Moody, Robert L. Sullivan and Anne-Lee Verville.

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 2000:

             For                     Against                  Abstain
             ---                     -------                  -------
         22,660,459                  212,920                 1,153,807

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected per share data, total return, ratios and supplemental data throughout each period are as follows (common shares unless otherwise noted):

                                                     (Unaudited)
                                                  Six months ended
                                                       May 31,                          Year ended November 30
                                                  ----------------     -----------------------------------------------------------
                                                        2000              1999        1998        1997       1996        1995
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $  6.510          $  7.570     $  7.410    $ 7.410    $  7.480    $  7.150
                                                     --------          --------     --------    -------    --------    --------
Income from Investment Operations:
Net investment income                                   0.211             0.460        0.469      0.509       0.508       0.547
Offering costs - preferred shares                      (0.004)           (0.046)          --         --          --          --
Net realized and unrealized gain (loss)                (0.380)           (0.974)       0.183     (0.002)     (0.068)      0.335
                                                     --------          --------     --------    -------    --------    --------
      Total from Investment Operations                 (0.173)           (0.560)       0.652      0.507       0.440       0.882
                                                     --------          --------     --------    -------    --------    --------
Less Distributions Declared to Shareholders:
From net investment income - common shares             (0.219)           (0.418)      (0.487)    (0.507)     (0.510)     (0.552)
From net investment income - preferred shares          (0.068)           (0.042)          --         --          --          --
In excess of net investment income - common shares         --            (0.040)      (0.005)        --          --          --
                                                     --------          --------     --------    -------    --------    --------
      Total Distributions Declared to Shareholders     (0.287)           (0.500)      (0.492)    (0.507)     (0.510)     (0.552)
                                                     --------          --------     --------    -------    --------    --------
Net Asset Value, End of Period                       $  6.050          $  6.510     $  7.570    $ 7.410    $  7.410    $  7.480
                                                     ========          ========     ========    =======    ========    ========
Market price per share                               $  5.562          $  5.750     $  8.125    $ 7.560    $  7.250    $  6.750
                                                     ========          ========     ========    =======    ========    ========
Total return - based on market value (a)                 0.49%(b)        (24.33)%      14.57%     11.67%      15.36%       8.04%
                                                     ========          ========     ========    =======    ========    ========
Ratios to Average Net Assets
Expenses (c)                                             1.34%(d)(e)       1.08%        0.82%      0.86%       0.91%       0.98%
Net investment income (c)                                6.77%(d)(e)       6.36%        6.20%      6.83%       6.87%       7.47%
Portfolio turnover                                          8%(b)            20%          34%        15%         22%         24%
Net assets at end of period (000)                    $257,369          $270,102     $208,931   $203,533    $202,793    $204,666

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b)   Not annualized.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d)   Annualized.
(e) Ratios reflect net assets available to common shares only, net investment income ratio also reflects reduction for dividend payments to preferred shareholders.

--------------------------------------------------------------------------------
Dividend Reinvestment Plan
--------------------------------------------------------------------------------

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Trust shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan. A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to BankBoston, NA, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

Transfer Agent

Important Information About This Report
The Transfer Agent for Colonial Municipal Income Trust is:

BankBoston, NA.
100 Federal Street
Boston, MA 02110
1-800-730-6001

The Colonial Municipal Income Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

Trustees

Tom Bleasdale

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

John V. Carberry

Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

Lora S. Collins

Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer

Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.

Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Thomas E. Stitzel

Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

Anne-Lee Verville

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
COLONIAL MUNICIPAL INCOME TRUST Semiannual Report
--------------------------------------------------------------------------------

                                                 101-03/767B-0600 (7/00) 00/1165